8. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Tables)	12 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of finder's warrants

The weighted average assumptions used to estimate the fair value of finder’s warrants for the years ended September 30, 2019, 2018 and 2017 were as follows:

	2019	2018	2017
Risk-free interest rate	1.92%	1.03%	0.60%
Expected life	1 year	2 years	1.7 years
Expected volatility	95.54%	88.91%	83.78%
Expected dividend yield	nil	nil	nil